RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
21.	RELATED PARTY BALANCES AND TRANSACTIONS

In the year ended December 31, 2015, the Group’s discontinued operations purchased certain media information system amounting to $82 from Guangzhou Rujia Network Technology Co., Ltd. (“Rujia”), of which Beijing Super TV had the ability to exercise significant influence over the operating and financial policies.